File Nos. 2-98772
811-04347
AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
ON SEPTEMBER 30, 2011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 151	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 190	☑
GMO TRUST
(Exact Name of Registrant as Specified in Charter)
40 Rowes Wharf, Boston, Massachusetts 02110
(Address of principal executive offices)
617-330-7500
(Registrant’s telephone number, including area code)
with a copy to:

J.B. Kittredge, Esq.	Thomas R. Hiller, Esq.
GMO Trust	Ropes & Gray LLP
40 Rowes Wharf	Prudential Tower
Boston, Massachusetts 02110	800 Boylston Street
Boston, Massachusetts 02199
(Name and address of agents for service)
It is proposed that this filing will become effective:
     ☑ Immediately upon filing pursuant to paragraph (b), or
     ☐ 60 days after filing pursuant to paragraph (a)(1), or
     ☐ On __________, pursuant to paragraph (b), or
     ☐ 75 days after filing pursuant to paragraph (a)(2), of Rule 485.

This filing relates only to GMO International Intrinsic Value Extended Markets Fund and GMO Global Focused Equity Fund.

TABLE OF CONTENTS

SIGNATURES
EXHIBIT INDEX
GMO TRUST
SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, the Registrant, GMO Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 151 under the Securities Act and Amendment No. 190 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 30th day of September, 2011.

GMO Trust

By:	J.B. KITTREDGE*
J.B. Kittredge
Title:	President; Chief Executive Officer;
Principal Executive Officer
     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 151 to GMO Trust’s Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

J.B. KITTREDGE*	Trustee; President; Chief Executive	September 30, 2011
J.B. Kittredge	Officer; Principal Executive Officer

SHEPPARD N. BURNETT*	Treasurer; Chief Financial Officer;	September 30, 2011
Sheppard N. Burnett	Principal Financial and Accounting Officer

DONALD W. GLAZER*	Trustee	September 30, 2011
Donald W. Glazer

PETER TUFANO*	Trustee	September 30, 2011
Peter Tufano

PAUL BRAVERMAN*	Trustee	September 30, 2011
Paul Braverman

*By:	/s/ JASON HARRISON
Jason Harrison
Attorney-in-Fact**

**Pursuant to Powers of Attorney for each of Donald W. Glazer and Peter Tufano filed with the SEC as part of Post-Effective Amendment No. 138 to the Registration Statement under the 1933 Act and Amendment No. 173 to the Registration Statement under the 1940 Act on September 29, 2009, pursuant to Powers of Attorney for each of Sheppard N. Burnett and J.B. Kittredge (in his capacity as President, Chief Executive Officer, and Principal Executive Officer) filed with the SEC as part of Post-Effective Amendment No. 139 to the Registration Statement under the 1933 Act and Amendment No. 174 to the Registration Statement under the 1940 Act on October 30, 2009, and pursuant to Powers of Attorney for each of Paul Braverman and J.B. Kittredge (in his capacity as Trustee) filed with the SEC as part of Post-Effective Amendment No. 140 to the Registration Statement under the 1933 Act and Amendment No. 176 to the Registration Statement under the 1940 Act on April 30, 2010.
GMO TRUST SEPTEMBER 2011 485(b) XBRL FILING

EXHIBIT INDEX
GMO TRUST

Exhibit Ref.	Title of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase
Other.
1	Certificate of Clerk of the Trust certifying resolution by the Board of Trustees of the Trust required pursuant to Rule 483 under the Securities Act of 1933.

2